Investment Objectives and Goals - Leverage Shares 1X Short Anthropic Daily ETF	Oct. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 1X Short Anthropic Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily inverse investment results, before fees and expenses, of 100% of the inverse (-100%) of the daily percentage change in the price of the Class A common stock of Anthropic. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.